UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2002

If amended report check here:    |_|                       Amendment Number: ___

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holdingentries.

Gagnon Securities LLC
Name of Institutional Investment Manager

1370 Ave. of the Americas, Suite 2002   New York             NY           10019
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Sue Ann Murray                  Authorized Person                (212) 554-5000
Name                               (Title)                            (Phone)


                                                  /s/ Sue Ann Murray
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                                New York, NY  07/05/2002
                                      ------------------------------------------
                                              (Place and Date of Signing)

Report Type:

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  -0-
                                          ------------

Form 13F Information Table Entry Total:             53
                                          ------------

Form 13F Information Table Value Total:   $    144,853
                                          ------------
                                           (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE

                                    FORM 13F

                                INFORMATION TABLE

--------------------------------------------------------------------------------------------------------------------------------
                                TITLE OF                 VALUE     SHARES/     SH     PUT/  INVSTMT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSUP       (x$1000)   PRN AMT     PRN    CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
TRENWICK GROUP LTD                COM      G9032C 10 9    5,220     695,954    SH            SOLE      N/A                  NONE
ARROW INTL INC                    COM      042764 10 0    8,518     218,120    SH            SOLE      N/A                  NONE
AVID TECHNOLOGY INC               COM      05367P 10 0    4,051     654,620    SH            SOLE      N/A                  NONE
BANK OF AMERICA CORPORATION       COM      060505 10 4    1,302      18,500    SH            SOLE      N/A                  NONE
BANK OF NEW YORK INC              COM      064057 10 2    1,080      32,000    SH            SOLE      N/A                  NONE
BERKLEY W R CORP                  COM      084423 10 2    8,656     157,374    SH            SOLE      N/A                  NONE
BRISTOL MYERS SQUIBB CO           COM      110122 10 8    1,351      52,572    SH            SOLE      N/A                  NONE
CARDIODYNAMICS INTL CORP          COM      141597 10 4    1,022     274,690    SH            SOLE      N/A                  NONE
CHUBB CORP                        COM      171232 10 1    1,614      22,800    SH            SOLE      N/A                  NONE
CITIGROUP INC                     COM      172967 10 1    1,143      29,500    SH            SOLE      N/A                  NONE
COCA COLA CO                      COM      191216 10 0      348       6,214    SH            SOLE      N/A                  NONE
DRAXIS HEALTH INC                 COM      26150J 10 1    1,094     417,500    SH            SOLE      N/A                  NONE
DU PONT E I DE NEMOURS & CO       COM      263434 10 9      264       5,960    SH            SOLE      N/A                  NONE
EXULT INC DEL                     COM      302284 10 4    9,910   1,524,597    SH            SOLE      N/A                  NONE
FEDERAL NATL MTG ASSN             COM      313586 10 9    6,630      89,900    SH            SOLE      N/A                  NONE
GATEWAY INC                       COM      367626 10 8    1,680     378,307    SH            SOLE      N/A                  NONE
GENERAL ELEC CO                   COM      369604 10 3      581      20,000    SH            SOLE      N/A                  NONE
HOME DEPOT INC                    COM      437076 10 2    9,843     267,973    SH            SOLE      N/A                  NONE
IDINE REWARDS NETWORK INC         COM      45168A 10 0    4,056     352,665    SH            SOLE      N/A                  NONE
IMPATH INC                        COM      45255G 10 1    3,795     211,435    SH            SOLE      N/A                  NONE
INTUITIVE SURGICAL INC            COM      46120E 10 7    5,456     644,210    SH            SOLE      N/A                  NONE
JETBLUE AWYS CORP                 COM      477143 10 1    2,021      44,365    SH            SOLE      N/A                  NONE
JOHNSON & JOHNSON                 COM      478160 10 4      418       8,000    SH            SOLE      N/A                  NONE
LASERSCOPE                        COM      518081 10 4      327      80,645    SH            SOLE      N/A                  NONE
LEXAR MEDIA INC                   COM      52886P 10 4    3,358     786,487    SH            SOLE      N/A                  NONE
LOCKHEED MARTIN CORP              COM      539830 10 9      500       7,200    SH            SOLE      N/A                  NONE
LUCENT TECHNOLOGIES INC           COM      549463 10 7       20      11,904    SH            SOLE      N/A                  NONE
MCDONALDS CORP                    COM      580135 10 1      364      12,800    SH            SOLE      N/A                  NONE
MOLEX INC                         COM      608554 10 1      305       9,096    SH            SOLE      N/A                  NONE
MOLEX INC                         CL A     608554 20 0      230       8,384    SH            SOLE      N/A                  NONE
P A M TRANSN SVCS INC             COM      693149 10 6    3,361     139,925    SH            SOLE      N/A                  NONE
PLX TECHNOLOGY INC                COM      693417 10 7    2,614     615,074    SH            SOLE      N/A                  NONE
PALL CORP                         COM      696429 30 7      697      33,600    SH            SOLE      N/A                  NONE
PEPSICO INC                       COM      713448 10 8      557      11,500    SH            SOLE      N/A                  NONE
PER-SE TECHNOLOGIES INC           COM NEW  713569 30 9      828      90,059    SH            SOLE      N/A                  NONE
PETROQUEST ENERGY INC             COM      716748 10 8    3,418     613,621    SH            SOLE      N/A                  NONE
PROCTER & GAMBLE & CO             COM      742718 10 9    3,706      41,500    SH            SOLE      N/A                  NONE
REGENERATION TECH INC DEL         COM      75886N 10 0    3,397     562,365    SH            SOLE      N/A                  NONE
RENTRAK CORP                      COM      760174 10 2    3,978     783,098    SH            SOLE      N/A                  NONE
ROCHESTER MED CORP                COM      771497 10 4      986     164,410    SH            SOLE      N/A                  NONE
ROCKFORD CORP                     COM      77316P 10 1    3,261     326,318    SH            SOLE      N/A                  NONE
SERENA SOFTWARE INC               COM      817492 10 1    7,338     535,728    SH            SOLE      N/A                  NONE
SONIC INNOVATIONS INC             COM      83545M 10 9    1,232     174,315    SH            SOLE      N/A                  NONE
SYMYX TECHNOLOGIES                COM      87155S 10 8    6,144     441,405    SH            SOLE      N/A                  NONE
TRC COS INC                       COM      872625 10 8    2,826     137,538    SH            SOLE      N/A                  NONE
VERIZON COMMUNICATIONS            COM      92343V 10 4      248       6,165    SH            SOLE      N/A                  NONE
VERMONT TEDDY BEAR INC            COM      92427X 10 9    1,199     352,767    SH            SOLE      N/A                  NONE
VIACOM INC                        CL B     925524 30 8      566      12,756    SH            SOLE      N/A                  NONE
WEBSENSE INC                      COM      947684 10 0    5,892     230,415    SH            SOLE      N/A                  NONE
WELLS FARGO & CO NEW              COM      949746 10 1    5,329     106,450    SH            SOLE      N/A                  NONE
WYETH                             COM      983024 10 0      205       4,000    SH            SOLE      N/A                  NONE
ZIMMER HLDGS INC                  COM      98956P 10 2      209       5,857    SH            SOLE      N/A                  NONE
ZIXIT CORP                        COM      98974P 10 0    1,705     311,125    SH            SOLE      N/A                  NONE